UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
	The AllianceBernstein Portfolios
	1345 Avenue of the Americas
	New York, New York  10105

2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
AllianceBernstein Tax-Managed Wealth Appreciation Strategy
(Class A, Class B, Class C and Advisor Class shares)

AllianceBernstein Tax-Managed Balanced Wealth Strategy
(Class A, Class B, Class C and Advisor Class shares)

AllianceBernstein Tax-Managed Conservative Wealth Strategy
(Class A, Class B, Class C and Advisor Class shares)

AllianceBernstein Wealth Appreciation Strategy
(Class A, Class B, Class C, Advisor Class, Class R, Class K, and
Class I shares)

AllianceBernstein Balanced Wealth Strategy
(Class A, Class B, Class C, Advisor Class, Class R, Class K, and
Class I shares)

AllianceBernstein Conservative Wealth Strategy
(Class A, Class B, Class C, Advisor Class, Class R, Class K, and
Class I shares)


3. Investment Company Act File Number:  811-05088

    Securities Act File Number:  33-12988

4(a). Last day of fiscal year for which this Form is filed:  August 31,
2010

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2) [__]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [__]


5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	Pursuant to section 24(f):
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$196,426,458

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
$34,339,442

	AllianceBernstein Tax-Managed Conservative Wealth Strategy
	$18,937,569

	AllianceBernstein Wealth Appreciation Strategy $361,231,455

	AllianceBernstein Balanced Wealth Strategy $365,893,444

	AllianceBernstein Conservative Wealth Strategy $135,027,069
			$1,111,855,437

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:

	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$178,333,354

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
$87,433,692

	AllianceBernstein Tax-Managed Conservative Wealth Strategy
	$36,810,243

	AllianceBernstein Wealth Appreciation Strategy $434,329,697

	AllianceBernstein Balanced Wealth Strategy $602,759,792

	AllianceBernstein Conservative Wealth Strategy $212,404,260
			$1,552,071,038

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$(96,462,353)

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
	$34,529,254

	AllianceBernstein Tax-Managed Conservative Wealth Strategy
	$15,119,799

	AllianceBernstein Wealth Appreciation Strategy
	$(10,252,706)

	AllianceBernstein Balanced Wealth Strategy
	$252,267,216

	AllianceBernstein Conservative Wealth Strategy $108,243,466
			$303,444,676

(iv)	Total available redemption credits [add Item 5(ii) and 5(iii)]:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$81,871,001

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
$121,962,946

	AllianceBernstein Tax-Managed Conservative Wealth Strategy
	$51,930,042

	AllianceBernstein Wealth Appreciation Strategy $424,076,991

	AllianceBernstein Balanced Wealth Strategy $855,027,008

	AllianceBernstein Conservative Wealth Strategy $320,647,726
			$1,855,515,714

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$0

	AllianceBernstein Tax-Managed Balanced Wealth Strategy $0

	AllianceBernstein Tax-Managed Conservative Wealth Strategy $0

	AllianceBernstein Wealth Appreciation Strategy $0

	AllianceBernstein Balanced Wealth Strategy $0

	AllianceBernstein Conservative Wealth Strategy $0
			$0

(vi)	Redemption credits available for use in future years - if Item
5(i) is less than Item 5(iv) [subtract
	Item 5(iv) from Item 5(i)]:
	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
	$(114,555,457)

	AllianceBernstein Tax-Managed Balanced Wealth Strategy
	$87,623,504

	AllianceBernstein Tax-Managed Conservative Wealth Strategy
	$32,992,473

	AllianceBernstein Wealth Appreciation Strategy $62,845,536

	AllianceBernstein Balanced Wealth Strategy $489,133,564

	AllianceBernstein Conservative Wealth Strategy $185,620,657
  			$743,660,277

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x	$0.00007130

(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter 'O' if no fee is due):	=	$0

6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: N/A.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):
		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=	$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[  ]	Wire Transfer
[  ]	Mail or other means



	SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*
				/s/ Phyllis J. Clarke

		Phyllis J. Clarke

	Controller


Date - November 16, 2010


*Please print the name and title of the signing officer below the signature.